Commitments, Contingencies and Uncertainties - Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
San Diego Farmers Outlet, Inc [Member]
2020	$ 72,000
2021	72,000	$ 72,000
2022	72,000	72,000
2023	24,000	72,000
2024		$ 24,000
Seaport Meat Company's Operating Leases [Member]
2020	177,000
2021	177,000
2022	177,000
2023	177,000
2024	$ 162,250